Income tax expense - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation between the Group's actual tax charge and statutory income tax rate [line items]
Applicable tax rate		25.00%
Deferred income tax assets	¥ 196	¥ 140
Tax effect of tax losses expiration year	2031 years	2030 years
Tax effect of tax losses	¥ 1,188	¥ 840
HONG KONG
Disclosure of reconciliation between the Group's actual tax charge and statutory income tax rate [line items]
Applicable tax rate	0.00%	0.00%
Accounting profit	¥ 0	¥ 0